                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1450 Brickell Avenue
         31st Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:


/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA            May 13, 2011
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      36
Form 13F Information Table Value Total: 208,419 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Brightpoint Capital Partners Master Fund, L.P.
FORM 13F

                                    31-Mar-11

                                                                                                   Voting Authority
                                                         Value  Shares/ Sh/ Put/ Invstmt   Other  ------------------
Name of Issuer                Title of class   CUSIP   (x$1000) Prn Amt Prn Call Dscretn Managers  Sole  Shared None
----------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Akamai Technologies Inc       COM            00971T101     8276  217802 SH       Sole             217802
Amdocs LTD                    ORD            G02602103     6775  234852 SH       Sole             234852
Arris Group Inc               COM            04269Q100     5325  417987 SH       Sole             417987
Bank of New York Mellon Corp  COM            064058100     5320  178092 SH       Sole             178092
Cadence Design System Inc     COM            127387108     5557  569998 SH       Sole             569998
Capella Education Company     COM            139594105      647   13000 SH       Sole              13000
Carter Inc                    COM            146229109     4677  163377 SH       Sole             163377
Caseys Gen Stores Inc         COM            147528103     5404  138573 SH       Sole             138573
CBS Corp New                  CL B           124857202     5931  236861 SH       Sole             236861
CoreLogic Inc                 COM            21871D103     8817  476579 SH       Sole             476579
Donnelley R R & Sons Co       COM            257867101     6498  343467 SH       Sole             343467
First Amern Finl Corp         COM            31847R102     5466  331298 SH       Sole             331298
Hanesbrands Inc.              COM            410345102     8430  311769 SH       Sole             311769
Hartford Finl Svcs Group Inc  W              416515120     3209  175811 SH       Sole             175811
Interactive Brokers Group Inc COM            45841N107     8262  519972 SH       Sole             519972
JDA Software Group Inc.       COM            46612K108    13480  445473 SH       Sole             445473
Kinetic Concepts Inc          COM NEW        49460W208    10806  198559 SH       Sole             198559
LDK Solar Co Ltd              PUT            50183L957     1088   32000 SH  PUT  Sole              32000
Lear Corp                     COM NEW        521865204     4933  100942 SH       Sole             100942
Lexmark Intl New              CL A           529771107     6387  172439 SH       Sole             172439
Marvell Technology Group Ltd  ORD            G5876H105     6104  392534 SH       Sole             392534
Motorola Solutions Inc        COM NEW        620076307     4152   92902 SH       Sole              92902
NASDAQ OMX Group Inc          COM            631103108     6665  257928 SH       Sole             257928
NCR Corp New                  COM            62886E108     9382  497992 SH       Sole             497992
Omnicare Inc                  COM            681904108     8810  293780 SH       Sole             293780
Ralcorp Hldgs Inc New         COM            751028101     8941  130658 SH       Sole             130658
Rent A Ctr Inc New            COM            76009N100     3957  113353 SH       Sole             113353
Sprint Nextel Corp            COM SER 1      852061100     4542  978952 SH       Sole             978952
SPDR S&P 500 ETF TR           PUT            78462F953     4120   40000 SH  PUT  Sole              40000
Staples Inc                   CALL           855030902       34    2250 SH  CALL Sole               2250
Staples Inc                   COM            855030102     4380  225520 SH       Sole             225520
Staples Inc                   PUT            855030952       28    2250 SH  PUT  Sole               2250
Supervalu Inc                 CALL           868536903      495    4000 SH  CALL Sole               4000
Valassis Communications Inc   COM            918866104     8782  301356 SH       Sole             301356
Visteon Corp                  COM NEW        92839U206     8829  141282 SH       Sole             141282
Western Digital Corp          COM NEW        958102105     3910  104862 SH       Sole             104862